Long-Term Debt, Finance Leases, and Other Borrowings - Schedule of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Gross long-term debt, including current maturities	$ 131,678	$ 315,210	$ 538,300
Less unamortized debt issuance costs	(58)	(2,395)	(5,083)
Less notes payable warrants	(1,365)	(2,544)	(4,913)
Net long-term debt, including current maturities	130,255	310,271	528,278
Less current portion, net of unamortized debt issuance costs	(98,603)	(50,455)	(163,550)
Net long-term debt	31,652	259,816	364,728
Senior and Subordinated Notes Payable to Secured Parties, Due in Monthly Installments Collateralized by the Underlying Aircraft Through 2027 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities			39,018
Notes Payable to Secured Parties, Due in Semi Annual Installments Collateralized by the Underlying Aircraft Through 2028 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities		85,469	108,815
Notes Payable to Secured Parties, Due in Quarterly Installments Collateralized by the Underlying Aircraft Through 2028 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities		73,884	90,401
United Bridge Loan Quaterly Collateralized By Underlying Equipment And Investments Through Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities			10,500
Other Obligations Due to Financial Institutions, Monthly or Quarterly Collateralized by the Underlying Equipment, Due 2022 Through 2031 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities		4,681	67,637
Notes Payable to Financial Institution, Due in Monthly Installments Collateralized by the Underlying Equipment, Through 2024 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities			1,075
Notes Payable to Financial Institution Due in Monthly Installments Collateralized by the Underlying Equipment Through 2027 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities		0	41,098
Notes Payable to the UST, Quarterly Through 2025 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities		113,656	139,100
Gross LongTerm Debt Including Current Maturities [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities		315,210	538,274
Notes Payable to the UST, Quarterly Through 2025 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities	98,660	113,656
United revolving credit facility quaterly collateralized by underlying equipment and investments through two thousand twenty eight [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities		37,520	$ 40,630
Revolving Credit Facility, Quarterly Interest Through 2028 [Member]
Debt Instrument [Line Items]
Gross long-term debt, including current maturities	$ 33,018	$ 37,520